Investment in Associated Companies (Additional Information - ZIM) (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of associates [line items]
Liabilities	$ 739,400	$ 1,474,510	$ 4,243,589
Total consideration transferred	260,000
Goodwill	425	459
Total equity	715,718	1,051,347	894,204		$ 1,263,555
Operating profit from continuing operations			(70,940)
Profit/(loss) for the year	(444,838)	(268,120)	394,002
Write back/(impairment) of assets and investments		(28,758)	72,263
Disposal gain			5,000
Borrowings	586,470	1,036,499
ZIM [Member]
Disclosure of associates [line items]
Total consideration transferred	20,000
Lease contracts		73,000
Total equity	(224,000)	(93,000)
Working capital	(186,000)	(107,000)
Operating profit from continuing operations	29,000	135,000	52,000
Profit/(loss) for the year	120,000	11,000	164,000
Deferred Amounts			116,000
Secured deferred amount	58,000
Write back/(impairment) of assets and investments	$ 38,000	$ 28,758	(72,263)
Disposal gain			16,000
Write-back impairment			29,000
Borrowings			120,000
ZIM [Member] | ZIM Deferred Amounts [Member]
Disclosure of associates [line items]
Interest rate basis	LIBOR
Adjustment to interest rate basis	2.80%
ZIM [Member] | Bottom of range [member]
Disclosure of associates [line items]
Liquidity	$ 125,000		$ 125,000	$ 150,000
Fixed charge coverage ratio		0.78
Total leverage ratio		6.64
Recoverable amount excess		$ 418
ZIM [Member] | Top of range [Member]
Disclosure of associates [line items]
Liquidity	$ 187,000
Fixed charge coverage ratio		0.99
Total leverage ratio		23.69
Recoverable amount excess		$ 543